Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement in Deferred Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	€ 846	€ 757
Additions	905	886
Disposals	(776)	(799)
Transfers	(16)	(2)
Translation differences and hyperinflation adjustments	(48)	5
Other movements	0	(1)
Capitalized costs, ending balance	911	846
Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	221	191
Additions	446	413
Disposals	(2)	(3)
Transfers	(318)	(381)
Translation differences and hyperinflation adjustments	(16)	0
Other movements	0	1
Capitalized costs, ending balance	331	221
Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	625	566
Additions	459	473
Disposals	(774)	(796)
Transfers	302	379
Translation differences and hyperinflation adjustments	(32)	5
Other movements	0	(2)
Capitalized costs, ending balance	580	625
Impairment losses | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0	0
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation differences and hyperinflation adjustments	0	0
Other movements	0	0
Capitalized costs, ending balance	0	0
Impairment losses | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0	0
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation differences and hyperinflation adjustments	0	0
Other movements	0	0
Capitalized costs, ending balance	0	0
Of obtaining a contract | Gross cost | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	191	178
Additions	369	368
Disposals	(2)	(3)
Transfers	(337)	(353)
Translation differences and hyperinflation adjustments	(9)	1
Other movements	0	0
Capitalized costs, ending balance	212	191
Of obtaining a contract | Gross cost | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	573	541
Additions	361	428
Disposals	(652)	(752)
Transfers	210	351
Translation differences and hyperinflation adjustments	(23)	6
Other movements	0	(1)
Capitalized costs, ending balance	469	573
Of fulfilling a contract | Gross cost | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	30	13
Additions	77	45
Disposals	0	0
Transfers	19	(28)
Translation differences and hyperinflation adjustments	(7)	(1)
Other movements	0	1
Capitalized costs, ending balance	119	30
Of fulfilling a contract | Gross cost | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	52	25
Additions	98	45
Disposals	(122)	(44)
Transfers	92	28
Translation differences and hyperinflation adjustments	(9)	(1)
Other movements	0	(1)
Capitalized costs, ending balance	€ 111	€ 52